7. Convertible Debt - Net	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Convertible Debt - Net
Convertible Debt - Net

Note 7 Convertible Debt - Net

The Company has recorded derivative liabilities associated with convertible debt instruments, as more fully discussed at Note 8.

	Third Party	Related Party	Totals
Balance December 31, 2014	$1,911,995	$26,999	$1,938,994
Add: Amortization of Debt Discount	2,077,955	23,001	2,100,956
Balance December 31, 2015	3,989,950	50,000	4,039,950
Add: Amortization of Debt Discount	276,952	—	276,952
Less Repayments	(340,000)	—	(340,000)
Balance March 31, 2016 (unaudited)	3,926,902	50,000	3,976,902
Less Current portion	(3,926,902)	(50,000)	(3,976,902)
Long-Term Convertible Debt	$—	$—	$—

In connection with the May 8, 2014 and June 25, 2014 closings of the Notes Offering (defined below), the Company issued 5,390,100 detachable warrants. The notes and warrants were treated as derivative liabilities.

On November 26, 2013, May 8, 2014 and June 25, 2014 the Company completed closings in connection with its offering (the “Notes Offering”) of its 12% Secured Convertible Promissory Notes (the “12% Notes”) in the aggregate principal amount of $4,240,100 and/or its 15% Secured Convertible Promissory Notes in the aggregate principal amount of $30,000 (the “15% Notes”, and together with the 12% Notes, each a “Note” and collectively, the “Notes”), as applicable, with certain “accredited investors” (the “Investors”), as defined under Regulation D, Rule 501 of the Securities Act. The entire aggregate principal amount of the Notes of $4,270,100 was outstanding as of December 31, 2015, such amount being exclusive of securities converted into the Notes separate from the Notes Offering. Pursuant to the Notes Offering, the Company received $1,752,803, $1,400,000 and $800,500 in net proceeds on November 26, 2013, May 8, 2014 and June 25, 2014, respectively.

In addition to the terms customarily included in such instruments, the Notes began accruing interest on the date that each Investor submitted the principal balance of such Investor’s Note, with the interest thereon becoming due and payable on the one year anniversary, and quarterly thereafter. Upon a default of the Notes, the interest rate will increase by 2% for each 30 day period until cured. The principal balance of each Note and all unpaid interest became or will become due and payable twenty-four (24) months after the date of issuance. The Notes may be prepaid with or without a penalty depending on the date of the prepayment. The principal and interest under the Notes are convertible into shares of the Company’s common stock at $0.25 per share and are secured by a first priority lien (subject only to an existing note with Signature Bank of Georgia on the Company’s intellectual property and all substitutes, replacements and proceeds of such intellectual property) pursuant to the terms of a Security Purchase Agreement, dated as of November 26, 2013, May 8, 2014 and June 25, 2014, as applicable, by and between the Company and each Investor.

Pursuant to the Notes Offering, each Investor also received five (5) year common stock warrants to purchase the Company’s common stock at $0.375 per share (each a “Warrant” and collectively, the “Warrants”). Investors of the 12% Notes received Warrants with 25% coverage based on a pre-determined valuation of the Company. Investors of the 15% Notes received Warrants with 15% coverage based on the pre-determined valuation of the Company. Investors with a principal investment amount equal to or greater than $250,000 received Warrants with a bonus 40% coverage (“Bonus Coverage”); however, if an Investor previously invested $250,000 or more in the Notes Offering, such Investor received Bonus Coverage if such Investor subsequently invested $100,000 or more in the Notes Offering. In addition to the terms customarily included in such instruments, the Warrants may be exercised by the Investors by providing to the Company a notice of exercise, payment and surrender of the Warrant.

In connection with the Notes Offering, the Company entered into Registration Rights Agreements, each dated as of November 26, 2013, May 8, 2014 and June 25, 2014, and each by and between the Company and each of the Investors (collectively, the “Registration Rights Agreements”), whereby the Company agreed to prepare and file a registration statement with the SEC within sixty (60) days after execution of the applicable Registration Rights Agreement and to have the registration statement declared effective by the SEC within ninety (90) days thereafter.

Because the Company was unable to file a registration statement pursuant to the terms of each Registration Rights Agreements dated as of November 26, 2013 or May 8, 2014, the Company was in default under such Registration Rights Agreements (the “Filing Default Damages”). Pursuant to the Registration Rights Agreement, the Filing Default Damages mandate that the Company shall pay to the Investors, for each thirty (30) day period of such failure and until the filing date of the registration statement and/or the common stock may be sold pursuant to Rule 144, an amount in cash, as partial liquidated damages and not as a penalty, equal to 2% percent of the aggregate gross proceeds paid by the Investors for the Notes. If the Company fails to pay any partial liquidated damages in full within five (5) days of the date payable, which is the Note maturity date, the Company shall pay interest thereon at a rate of 18% per annum until such amounts, plus all such interest thereon, are paid in full.

In addition, because the Company was unable to have a registration statement declared effective pursuant to the terms of the Registration Rights Agreements dated as of November 26, 2013, the Company was in default under such Registration Rights Agreements (the “Effectiveness Default Damages”). Pursuant to the Registration Rights Agreement, the Effectiveness Default Damages mandated that the interest rate due under the Note corresponding to such Registration Rights Agreement will increase 2% above the then effective interest rate of such Note, and shall continue to increase by 2% every 30 days until a registration statement is declared effective. The Company’s registration statement covering its common stock, into which the Notes may be converted, was first filed on August 1, 2014, and was declared effective by the SEC on October 22, 2014. The Filing Default Damages stopped accruing on the date such registration statement was filed, and the Effectiveness Default Damages stopped accruing on the date it was declared effective.

On December 11, 2014, the Company sent a letter to the Investors holding Notes dated November 26, 2013 (the “2013 Investors”) concerning the first interest payment that was scheduled to be paid pursuant to the Notes dated November 26, 2013 on the one year anniversary of the date that each 2013 Investor submitted payment for their Note (the “First Interest Payments”). The Company invited the 2013 Investors to convert the First Interest Payments into shares of the Company’s common stock to further this purpose. The Company also asked each 2013 Investor to execute an Agreement and Waiver (the “Agreement and Waiver”), which granted the Company a grace period, deferring the Company’s obligation to make payment of the First Interest Payment and interest that was due under the Note through November 26, 2014 (the “Interest Due”) until February 24, 2015 (the “Extension”), during which time such deferment would not be considered an Event of Default under the 2013 Investor’s Note. In return for granting the Extension, the Company offered to capitalize the Interest Due at a rate of 12% (the “Additional Interest”), which was convertible into shares of the Company’s common stock at the conversion price of $0.25 per share as of February 24, 2014, unless the 2013 Investor requested to receive the Additional Interest in cash 15 days prior to the end of the Extension.

On January 23, 2015, the Company sent a letter agreement to the Investors holding Notes dated November 26, 2013 and May 8, 2014, which constituted all Investors with Filing Default Damages or Effectiveness Default Damages due to them pursuant to the Registration Rights Agreements dated as of November 26, 2013 or May 8, 2014 (the “Agreement to Convert”). The Company invited the Investors, as applicable, to elect to convert the Interest Due and/or the Filing Default Damages and Effectiveness Default Damages into shares of the Company’s common stock at a price of $0.25 per share, and asked each Investor, as applicable, to make such election by acknowledging and returning the Agreement to Convert to the Company. In connection with the Agreement and Waiver and Agreement to Convert, the Company issued 1,718,585 shares of its common stock representing $429,646 in Additional Interest, Interest Due, Filing Default Damages and Effectiveness Default Damages during the year ended December 31, 2015. The total accrued unpaid Additional Interest, Interest Due, Filing Default Damages and Effectiveness Default Damages as of December 31, 2015 amounted to $410,633.

In February 2016, the Company issued an additional 624,606 shares of its common stock as payment for Additional Interest, Interest Due, Filing Default Damages and Effectiveness Default Damages, representing payment to Investors of $156,152. Through March 31, 2016, the Company has issued in total 2,343,191 shares of its common stock representing $585,798 in Additional Interest, Interest Due, Filing Default Damages and Effectiveness Default Damages in connection with the Agreement and Waiver and Agreement to Convert.

During 2015, five Investors requested that the Company withhold payments of interest due under their Notes and allow the interest to accumulate without penalty, so that such Investors could convert said interest upon maturity of their Note.

In November 2015, the Company invited the 2013 Investors, with respect to outstanding principal and interest due under their respective Notes, to (i) receive payment in cash, (ii) convert their Notes into shares of the Company’s common stock, or (iii) forbear an election for three months, or until February 26, 2016, pursuant to a forbearance agreement, during such time interest under their respective Notes would continue to accrue. In February 2016, the Company invited the November 2013 Investors to extend their forbearance period to make an election to convert or redeem their Notes for an additional three months, or until May 26, 2016, under the same terms as the first forbearance agreements. All but five of the November 2013 Investors elected to forbear for the additional period.

In February 2016, the Company issued 165,486 shares of its common stock upon full conversion of a Note by a 2013 Investor. In total, $229,998 was paid to Investors in February 2016 in cash or shares of common stock. Also in February 2016, the Company paid $250,000 in principal of Notes, plus unpaid interest.

(B)  Terms of Debt

The debt carries interest between 12% and 15%, and was or is due in November 2015 (as extended to May 2016 pursuant to certain forbearance agreements), May 2016 and June 2016.

All Notes and Warrants issued in connection with the Notes Offering are convertible at $0.25 and $0.375/share, respectively, subject to the existence of a “ratchet feature”, which allows for a lower offering price if the Company offers shares to the public at a lower price.

(C) Future Commitments

At March 31, 2016, the Company has outstanding convertible debt of $3,926,902, which is payable within the next twelve months.

Note 7 Convertible Debt - Net

The Company has recorded derivative liabilities associated with convertible debt instruments, as more fully discussed at Notes 8 and 13 (B).

	Third Party	Related Party	Totals
Balance as of December 31, 2013	$361,245	$50,000	$411,245
Proceeds	2,270,100	—	2,270,100
Repayments	—	—	—
Less: gross debt discount recorded	(2,203,354)	(46,105)	(2,249,459)
Add: Amortization of Debt Discount	1,484,004	23,104	1,507,108
Balance as of December 31, 2014	1,911,995	26,999	1,938,994
Add: Amortization of Debt Discount	2,077,955	23,001	2,100,956
Balance as of December 31, 2015	3,989,950	50,000	4,039,950
Less Current portion	(3,989,950)	(50,000)	(4,039,950)
Long-Term Convertible Debt	$—	$—	$—

In connection with the May 8, 2014 and June 25, 2014 closings of the Notes Offering (defined below), the Company issued 5,390,100 detachable warrants. The notes and warrants were treated as derivative liabilities.

On November 26, 2013, May 8, 2014 and June 25, 2014 the Company completed closings in connection with its offering (the “Notes Offering”) of its 12% Secured Convertible Promissory Notes (the “12% Notes”) in the aggregate principal amount of $4,240,100 and/or its 15% Secured Convertible Promissory Notes in the aggregate principal amount of $30,000 (the “15% Notes”, and together with the 12% Notes, each a “Note” and collectively, the “Notes”), as applicable, with certain “accredited investors” (the “Investors”), as defined under Regulation D, Rule 501 of the Securities Act. The entire aggregate principal amount of the Notes of $4,270,100 was outstanding as of December 31, 2015, such amount being exclusive of securities converted into the Notes separate from the Notes Offering. Pursuant to the Notes Offering, the Company received $1,752,803, $1,400,000 and $800,500 in net proceeds on November 26, 2013, May 8, 2014 and June 25, 2014, respectively.

In addition to the terms customarily included in such instruments, the Notes began accruing interest on the date that each Investor submitted the principal balance of such Investor’s Note, with the interest thereon becoming due and payable on the one year anniversary, and quarterly thereafter. Upon a default of the Notes, the interest rate will increase by 2% for each 30 day period until cured. The principal balance of each Note and all unpaid interest became or will become due and payable twenty-four (24) months after the date of issuance. The Notes may be prepaid with or without a penalty depending on the date of the prepayment. The principal and interest under the Notes are convertible into shares of the Company’s common stock at $0.25 per share and are secured by a first priority lien (subject only to an existing note with Signature Bank of Georgia on the Company’s intellectual property and all substitutes, replacements and proceeds of such intellectual property) pursuant to the terms of a Security Purchase Agreement, dated as of November 26, 2013, May 8, 2014 and June 25, 2014, as applicable, by and between the Company and each Investor.

Pursuant to the Notes Offering, each Investor also received five (5) year common stock warrants to purchase the Company’s common stock at $0.375 per share (each a “Warrant” and collectively, the “Warrants”). Investors of the 12% Notes received Warrants with 25% coverage based on a pre-determined valuation of the Company. Investors of the 15% Notes received Warrants with 15% coverage based on the pre-determined valuation of the Company. Investors with a principal investment amount equal to or greater than $250,000 received Warrants with a bonus 40% coverage (“Bonus Coverage”); however, if an Investor previously invested $250,000 or more in the Notes Offering, such Investor received Bonus Coverage if such Investor subsequently invested $100,000 or more in the Notes Offering. In addition to the terms customarily included in such instruments, the Warrants may be exercised by the Investors by providing to the Company a notice of exercise, payment and surrender of the Warrant.

In connection with the Notes Offering, the Company entered into Registration Rights Agreements, each dated as of November 26, 2013, May 8, 2014 and June 25, 2014, and each by and between the Company and each of the Investors (collectively, the “Registration Rights Agreements”), whereby the Company agreed to prepare and file a registration statement with the SEC within sixty (60) days after execution of the applicable Registration Rights Agreement and to have the registration statement declared effective by the SEC within ninety (90) days thereafter.

Because the Company was unable to file a registration statement pursuant to the terms of each Registration Rights Agreements dated as of November 26, 2013 or May 8, 2014, the Company was in default under such Registration Rights Agreements (the “Filing Default Damages”). Pursuant to the Registration Rights Agreement, the Filing Default Damages mandate that the Company shall pay to the Investors, for each thirty (30) day period of such failure and until the filing date of the registration statement and/or the common stock may be sold pursuant to Rule 144, an amount in cash, as partial liquidated damages and not as a penalty, equal to 2% percent of the aggregate gross proceeds paid by the Investors for the Notes. If the Company fails to pay any partial liquidated damages in full within five (5) days of the date payable, which is the Note maturity date, the Company shall pay interest thereon at a rate of 18% per annum until such amounts, plus all such interest thereon, are paid in full.

In addition, because the Company was unable to have a registration statement declared effective pursuant to the terms of the Registration Rights Agreements dated as of November 26, 2013, the Company was in default under such Registration Rights Agreements (the “Effectiveness Default Damages”). Pursuant to the Registration Rights Agreement, the Effectiveness Default Damages mandated that the interest rate due under the Note corresponding to such Registration Rights Agreement will increase 2% above the then effective interest rate of such Note, and shall continue to increase by 2% every 30 days until a registration statement is declared effective. The Company’s registration statement covering its common stock, into which the Notes may be converted, was first filed on August 1, 2014, and was declared effective by the SEC on October 22, 2014. The Filing Default Damages stopped accruing on the date such registration statement was filed, and the Effectiveness Default Damages stopped accruing on the date it was declared effective.

On December 11, 2014, the Company sent a letter to the Investors holding Notes dated November 26, 2013 (the “2013 Investors”) concerning the first interest payment that was scheduled to be paid pursuant to the Notes dated November 26, 2013 on the one year anniversary of the date that each 2013 Investor submitted payment for their Note (the “First Interest Payments”). The Company invited the 2013 Investors to convert the First Interest Payments into shares of the Company’s common stock to further this purpose. The Company also asked each 2013 Investor to execute an Agreement and Waiver (the “Agreement and Waiver”), which granted the Company a grace period, deferring the Company’s obligation to make payment of the First Interest Payment and interest that was due under the Note through November 26, 2014 (the “Interest Due”) until February 24, 2015 (the “Extension”), during which time such deferment would not be considered an Event of Default under the 2013 Investor’s Note. In return for granting the Extension, the Company offered to capitalize the Interest Due at a rate of 12% (the “Additional Interest”), which was convertible into shares of the Company’s common stock at the conversion price of $0.25 per share as of February 24, 2014, unless the 2013 Investor requested to receive the Additional Interest in cash 15 days prior to the end of the Extension.

On January 23, 2015, the Company sent a letter agreement to the Investors holding Notes dated November 26, 2013 and May 8, 2014, which constituted all Investors with Filing Default Damages or Effectiveness Default Damages due to them pursuant to the Registration Rights Agreements dated as of November 26, 2013 or May 8, 2014 (the “Agreement to Convert”). The Company invited the Investors, as applicable, to elect to convert the Interest Due and/or the Filing Default Damages and Effectiveness Default Damages into shares of the Company’s common stock at a price of $0.25 per share, and asked each Investor, as applicable, to make such election by acknowledging and returning the Agreement to Convert to the Company.

In connection with the Agreement and Waiver and Agreement to Convert, the Company issued 1,718,585 shares of its common stock representing $429,646 in Additional Interest, Interest Due, Filing Default Damages and Effectiveness Default Damages during the year ended December 31, 2015. The total accrued unpaid Additional Interest, Interest Due, Filing Default Damages and Effectiveness Default Damages as of December 31, 2015 amounted to $410,633.

During 2015, five Investors requested that the Company withhold payments of interest due under their Notes and allow the interest to accumulate without penalty, so that such Investors could convert said interest upon maturity of their Note.

In November 2015, the Company invited the 2013 Investors, with respect to outstanding principal and interest due under their respective Notes, to (i) receive payment in cash, (ii) convert their Notes into shares of the Company’s common stock, or (iii) forbear an election for three months, or until February 26, 2016, pursuant to a forbearance agreement, during such time interest under their respective Notes would continue to accrue. The November 2013 Investors all elected to forbear making an election.

(B) Terms of Debt

The debt carries interest between 12% and 15%, and was or is due in November 2015 (as extended to May 2016 pursuant to certain forbearance agreements), May 2016 and June 2016.

All Notes and Warrants issued in connection with the Notes Offering are convertible at $0.25 and $0.375/share, respectively, subject to the existence of a “ratchet feature”, which allows for a lower offering price if the Company offers shares to the public at a lower price.

(C) Future Commitments

At December 31, 2015, the Company has outstanding convertible debt of $3,989,950, which is payable within the next twelve months.